Basis for consolidation (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of controlled entities and investment funds

		Number of Shares or Units Held (in Thousands)			12/31/2024
Investments	Business Segment	Ordinary Shares and Quotas	Preferred Shares	Equity interest of Banco Santander	Ownership Interest
Controlled by Banco Santander
Aymoré Crédito, Financiamento e Investimento S.A.	Financial	50,159	—	100.00%	100.00%
Esfera Fidelidade S.A.	Services Provision	10,001	—	100.00%	100.00%
Return Capital Gestão de Ativos e Participações S.A. (New name for Gira, Gestão Integrada de Recebíveis do Agronegócio S.A.)	Debt Collection and Credit Recovery Management	486,010	—	100.00%	100.00%
Em Dia Serviços Especializados em Cobrança Ltda	Debt Collection and Credit Recovery Management	257,306	—	100.00%	100.00%
Rojo Entretenimento S.A.	Service Provision	7,417	—	95.00%	95.00%
Sanb Promotora de Vendas e Cobrança Ltda.	Provision of Digital Media Services	71,181	—	100.00%	100.00%
Sancap Investimentos e Participações S.A. (Sancap)	Holding	23,538,159	—	100.00%	100.00%
Santander Brasil Administradora de Consórcio Ltda. (Santander Brasil Consórcio)	Consortium	872,186	—	100.00%	100.00%
Santander Corretora de Câmbio e Valores Mobiliários S.A.	Brokerage	14,067,640	14,067,640	100.00%	100.00%
Santander Corretora de Seguros, Investimentos e Serviços S.A.	Brokerage	7,184	—	100.00%	100.00%
Santander Holding Imobiliária S.A.	Holding	558,601	—	100.00%	100.00%
Santander Leasing S.A. Arrendamento Mercantil (Santander Leasing)	Leasing	164	—	100.00%	100.00%
F1RST Tecnologia e Inovação Ltda.	Provision of Technology Services	241,941	—	100.00%	100.00%
SX Negócios Ltda.	Provision of Call Center Services	75,050	—	100.00%	100.00%
Tools Soluções e Serviços Compartilhados LTDA	Services Provision	192,000	—	100.00%	100.00%
Subsidiaries of Aymoré Credit, Financing and Investment S.A.
Banco Hyundai Capital Brasil S.A.	Bank	150,000	—	50.00%	50.00%
Solution 4Fleet Consultoria Empresarial S.A.	Tecnology	500,411	—	100.00%	100.00%
Subsidiary of Santander Leasing
Banco Bandepe S.A.	Bank	3,589	—	100.00%	100.00%
Santander Distribuidora de Títulos e Valores Mobiliários S.A.	Securities Dealer	461	—	100.00%	100.00%
Subsidiaries of Sancap
Santander Capitalização S.A.	Capitalization	64,615	—	100.00%	100.00%
Evidence Previdência S.A.	Pension	42,819,564	—	100.00%	100.00%
Subsidiary of Santander Corretora de Seguros
América Gestão Serviços em Energia S.A.	Energy	653	—	70.00%	70.00%
Fit Economia de Energia S.A.	Energy Trading	10,400	—	65.00%	65.00%
Subsidiary of Santander Holding Imobiliária S.A.
Summer Empreendimentos Ltda.	Real Estate	17,084	—	100.00%	100.00%
Subsidiary of Santander Distribuidora de Títulos e Valores Mobiliários S.A.
Toro Corretora de Títulos e de Valores Mobiliários Ltda.	Broker	21,559	—	59.64%	59.64%
Toro Investimentos S.A.	Investments	44,101	—	13.23%	13.23%
Subsidiary of Toro Corretora de Títulos e de Valores Mobiliários Ltda.
Toro Investimentos S.A.	Investments	289,362	—	86.77%	86.77%
Jointly Controlled by Sancap
Santander Auto S.A.	Technology	22,452	—	50.00%	50.00%
Subsidiary of Toro Investimentos S.A.
Toro Asset Management S.A.	Investments	918,264	—	100.00%	100.00%